Revenue from Contracts with Customers - Disaggregation of revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue from Contracts with Customers
Total revenue	$ 486	$ 153	$ 836	$ 279
Minimum
Revenue from Contracts with Customers
Invoice due period			30 days
Maximum
Revenue from Contracts with Customers
Invoice due period			60 days
Travel revenue
Revenue from Contracts with Customers
Total revenue	388	79	$ 645	141
Products and professional services revenue
Revenue from Contracts with Customers
Total revenue	$ 98	$ 74	$ 191	$ 138